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                       SUPPLEMENT DATED NOVEMBER 23, 1998
                   TO THE PROSPECTUS DATED SEPTEMBER 30, 1998

                         VAN KAMPEN LATIN AMERICAN FUND

                                PORTFOLIO OF THE

                          VAN KAMPEN SERIES FUND, INC.
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    The section of the Prospectus entitled "MANAGEMENT OF THE COMPANY -- INVESTMENT ADVISER -- PORTFOLIO MANAGERS" is hereby amended with the following:

        LATIN AMERICAN FUND -- ROBERT L. MEYER, ANDY SKOV AND MICHAEL PERL. Robert Meyer joined the Sub-Adviser in 1989. He is a Managing Director of the Sub-Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley") and head of the Sub-Adviser's Emerging Markets Equity Group. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he is also a Chartered Financial Analyst. Andy Skov joined the Sub-Adviser in 1994 as a Portfolio Manager. Currently, he is a Principal of Morgan Stanley and the Sub-Adviser and a Portfolio Manager of the Sub-Adviser's Emerging Markets Equity Group. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economic Development. Michael Perl joined the Sub-Adviser in 1998. He is a Vice President of Morgan Stanley and the Sub-Adviser and a Portfolio Manager in the Sub-Adviser's Emerging Markets Equity Group. Prior to joining the Sub-Adviser, he worked as a Latin American Portfolio Manager at Bankers Trust Australia from 1992 to 1998. He graduated from the University of New South Wales and a Bachelor of Commerce (Honors), majoring in Finance, Accounting and Taxation. Mr. Meyer has had primary responsibility for managing the Portfolio's assets since inception. Messrs. Skov and Perl have shared primary responsibility for managing the Portfolio's assets since May 1997 and November 1998, respectively.